INCOME TAXES - deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Accrued warranty costs	$ 17,945	$ 23,228
Bad debt allowance	7,288	8,058
Investment in affiliates under tax equity transactions	24,859	54,187
Inventory write-down	3,283	4,564
Future deductible expenses	17,652	13,321
Depreciation and impairment difference of property, plant and equipment and solar power systems	13,333	29,668
Accrued liabilities related to countervailing and antidumping duty deposits	59,983	111,021
Deferred tax assets relating to sales of solar power systems	2,721	996
Net operating losses carry-forward	52,007	48,678
Unrealized foreign exchange loss and capital loss	3,888	3,278
Others	17,912	4,450
Total deferred tax assets, gross	220,871	301,449
Valuation allowance	(65,399)	(71,469)
Total deferred tax assets, net of valuation allowance	155,472	229,980
Deferred tax liabilities:
Derivative assets	2,742	3,315
Depreciation difference of property, plant and equipment	243	468
Insurance recoverable	21,420	16,727
Others	4,833	2,838
Total deferred tax liabilities	29,238	23,348
Analysis as:
Non-current deferred tax assets	131,796	229,980
Non-current deferred tax liabilities	(5,562)	(23,348)
Net deferred tax assets	126,234	$ 206,632
Accumulated net operating losses	229,708
Accumulated net operating losses subject to expiration between 2018 and 2037	$ 111,392